Unaudited Interim Condensed Statements of Operations	6 Months Ended
	Oct. 31, 2024 JPY (¥) ¥ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 JPY (¥) ¥ / shares shares	Oct. 31, 2023 USD ($) shares
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 224,983,635	$ 1,476,755	¥ 54,944,555
COST OF REVENUES	(92,182,568)	(605,071)	(3,336,792)
GROSS PROFIT	132,801,067	871,684	51,607,763
OPERATING EXPENSES:
Selling and marketing expenses	(37,830,288)	(248,312)	(27,077,415)
General and administrative expenses	(176,938,483)	(1,161,395)	(200,231,599)
Share-based compensation expenses			(1,616,463)
Research and development expenses	(21,583,147)	(141,668)	(44,821,606)
TOTAL OPERATING EXPENSES	(236,351,918)	(1,551,375)	(273,747,083)
LOSS FROM OPERATIONS	(103,550,851)	(679,691)	(222,139,320)
Gain (loss) on digital assets, net	81,900	538	(167,879)
Interest expenses, net	(1,184,561)	(7,775)	(1,789,278)
Foreign exchange gain (loss), net	(6,768,200)	(44,425)	38,823,264
Government grants	1,255,000	8,238
Other income, net	1,100	7	129,617
LOSS BEFORE INCOME TAXES	(110,165,612)	(723,108)	(185,143,596)
Provision for income taxes
Current
Deferred			188,496
Total provision for income taxes			188,496
NET LOSS	¥ (110,165,612)	$ (723,108)	¥ (184,955,100)	$ (1,214,014)
LOSS PER SHARE
Basic (in Yen per share and Dollars per share) | (per share)	¥ (7.31)	$ (0.05)	¥ (12.77)
Diluted (in Yen per share and Dollars per share) | (per share)	¥ (7.31)	$ (0.05)	¥ (12.77)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING*
Basic (in Shares)	15,076,900	15,076,900	14,478,530	14,478,530
Diluted (in Shares)	15,076,900	15,076,900	14,478,530	14,478,530
Software and system development services
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 217,699,635	$ 1,428,944	¥ 4,812,000
Consulting and solution services
OPERATING REVENUES
TOTAL OPERATING REVENUES	7,284,000	47,811	1,267,620
Sale of NFTs
OPERATING REVENUES
TOTAL OPERATING REVENUES			¥ 48,864,935